Segmented Information - Disclosure Of Detailed Information About Assets And Liabilities Based On Operating Segments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Assets	$ 839,350	$ 741,873
Liabilities	(436,291)	(332,575)
Mesquite [member]
Disclosure of operating segments [line items]
Assets	247,797	210,371
Liabilities	(135,192)	(162,724)
Aurizona [Member]
Disclosure of operating segments [line items]
Assets	380,641	321,223
Liabilities	(55,625)	(111,165)
Castle Mountain [Member]
Disclosure of operating segments [line items]
Assets	158,127	134,843
Liabilities	(11,231)	(2,466)
Other [Member]
Disclosure of operating segments [line items]
Assets		25,715
Liabilities		(416)
Corporate [Member]
Disclosure of operating segments [line items]
Assets	52,785	49,721
Liabilities	$ (234,243)	$ (55,804)